Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share to be issued under the 2012 Employment Inducement Incentive Award Plan, as amended and restated
Amount Registered | shares	225,000
Proposed Maximum Offering Price per Unit	42.76
Maximum Aggregate Offering Price	$ 9,621,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,328.66
Offering Note	In accordance with Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Registrants 2012 Employment Inducement Incentive Award Plan (the "Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Plan. The Third Amendment to the Second Amended and Restated ASGN Incorporated 2012 Employment Inducement Incentive Award Plan (the "Plan"), authorizes the issuance of a maximum of 1,910,861 shares of common stock, of which 225,000 shares are being registered hereunder and 1,685,861 shares have been registered previously. In the event of a stock split, stock dividend or other transaction involving ASGN Incorporated's common stock, the number of shares registered hereby shall automatically be increased to cover additional shares in accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"). Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices per share of Common Stock as reported on The New York Stock Exchange on February 23, 2026. The Registrant does not have any fee offsets.